Accounts Payable and Accrued Liabilities Disclosure	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Trade accounts and notes payable consist of the following:

	December 31,
	2013	2012
Trade accounts payable	4,958	5,820
Notes payable	477	516
Total	5,435	6,336

Trade accounts payable usually represent invoices with a due date of 90 days or less and invoices to be received.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.